Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment Net	Property, plant and equipment, net consisted of the following:
	June 30,	December 31,
	2024	2023
Buildings	$7,654,446	$7,135,962
Machinery equipment and tools	6,133,717	5,545,278
Electronic devices	97,294	98,839
Office equipment	21,147	21,645
Vehicles	326,323	315,714
Construction in progress	302,882	1,084,596
Subtotal	14,535,809	14,202,034
Less: accumulated depreciation	(3,763,974)	(3,449,289)
Total	$10,771,835	$10,752,745